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April 16, 2013

Filed via EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:           Classic Rules Judo Championships, Inc.

To Whom It May Concern:

On behalf of Classic Rules Judo Championships, Inc., Commission File Number 333-167451, I enclose Form 10-K Annual Report pursuant to the Securities and Exchange Act of 1934 for year ended December 31, 2012.

If you have any questions please feel free to call me. Thank you.

Sincerely,

/s/ Jerry Gruenbaum
Jerry Gruenbaum. Esquire

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